Organization - Additional Information (Detail)													1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended	109 Months Ended
		Jun. 01, 2022 StorageFacility State RealEstateVenture	Apr. 19, 2022 USD ($)	Feb. 24, 2022 ft² StorageFacility StorageUnit State RealEstateVenture	Dec. 30, 2021 RealEstateVenture StorageFacility	Oct. 19, 2021 $ / shares	Oct. 07, 2021 USD ($)	Mar. 17, 2021 USD ($) ft² StorageFacility RealEstateVenture State StorageUnit shares	Nov. 10, 2020 ft² State StorageFacility	Jan. 31, 2017 USD ($) shares	Jan. 31, 2014 USD ($)	Aug. 02, 2013 USD ($)	Jan. 31, 2017 USD ($) shares	Jan. 31, 2014 USD ($) shares	Feb. 08, 2013 USD ($)	Jun. 30, 2022 shares	Mar. 31, 2021 shares	Sep. 30, 2022 USD ($) ft² StorageFacility StorageUnit RealEstateVenture Property State shares	Dec. 31, 2021 USD ($) ft² StorageFacility State Property StorageUnit RealEstateVenture shares	Feb. 03, 2022 USD ($)	Oct. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Oct. 26, 2020 USD ($)	Oct. 29, 2019 USD ($)	Nov. 30, 2016 shares
Organization And Nature Of Operations [Line Items]
Date of formation of company																		Jan. 08, 2013	Jan. 08, 2013
Number of self storage facilities | StorageFacility					2													153
Number of states located for self storage facilities | State																		19	18
Number of self storage units | StorageFacility																			139
Number of unconsolidated real estate ventures | RealEstateVenture																			6
Number of operating self storage facilities | StorageFacility																			5
Number of parcels of land being developed into self storage facilities | StorageFacility																			1
Credit facility, aggregate commitment																			$ 6,800,000
Shares issuable pursuant to distribution reinvestment plan											$ 95,000,000			$ 95,000,000
Maximum purchase commitment amount																								$ 200,000,000
Initial closing amount																			150,000,000			$ 150,000,000		$ 150,000,000
Second and final closing amount																			$ 50,000,000				$ 50,000,000
Advisor, SS Toronto REIT Advisors, Inc., and SS Growth Advisor, LLC.
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests																			89.20%
Percentage of limited partnership interests owned by noncontrolling owners																		88.50%
SAM and Affiliates
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests owned by noncontrolling owners																		11.50%	10.80%
Strategic Storage Operating Partnership II, L.P.
Organization And Nature Of Operations [Line Items]
Date of formation of company																		Jan. 09, 2013	Jan. 09, 2013
Advisor purchased a limited partnership interest in Operating Partnership												$ 200,000								$ 200,000
Initial capital contribution												$ 1,000			$ 1,000
Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares																									100,900,000
Description for termination of offering																		The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.	The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
Primary Offering
Organization And Nature Of Operations [Line Items]
Initial public offering commenced period description																		We commenced our initial public offering in January 2014	commenced our initial public offering in January 2014
Maximum | Primary Offering
Organization And Nature Of Operations [Line Items]
Common stock, value authorize											$ 1,000,000,000			$ 1,000,000,000
Key Bank
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility								$ 500,000,000
Proceeds from line of credit								451,000,000
Credit facility, aggregate commitment																			$ 250,000,000
Credit Facility Revolver
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment							$ 200,000,000
Credit facility, aggregate commitment							450,000,000											$ 450,000,000	450,000,000
Credit Facility Revolver | Key Bank
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility								250,000,000
Credit facility, aggregate commitment							700,000,000
Credit Facility Revolver | Key Bank | Minimum
Organization And Nature Of Operations [Line Items]
Credit facility, increased commitment							200,000,000
Credit Facility Revolver | Key Bank | Maximum
Organization And Nature Of Operations [Line Items]
Proceeds from line of credit							450,000,000
Credit facility, increased commitment							$ 450,000,000
Credit Facility Term Loan
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility								250,000,000
Credit facility, aggregate commitment																		$ 250,000,000	$ 250,000,000
Credit Facility Term Loan | Key Bank
Organization And Nature Of Operations [Line Items]
Outstanding balance on credit facility								$ 250,000,000
Two Thousand Thirty Two Private Placement [Member]
Organization And Nature Of Operations [Line Items]
Debt Instrument Fixed Rate	[1]																	4.53%
Debt instrument, maturity date			Apr. 19, 2032															Apr. 19, 2032 [1]
Class A Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares																		350,000,000	350,000,000			350,000,000
Estimated value per common share | $ / shares						$ 15.08
Class A Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Selling price per share | $ / shares						15.08															$ 15.08
Class A Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares																11,542,062	23,137,540		23,137,540
Class A Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock																		$ 77,800,000	$ 73,000,000
Number of common stock issued | shares																		7,200,000	6,900,000
Class A Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares										48,000,000				48,000,000
Gross proceeds from issuance of common stock										$ 493,000,000			$ 493,000,000
Class A Common stock | Two Thousand Thirty Two Private Placement [Member]
Organization And Nature Of Operations [Line Items]
Debt issued			$ 150,000,000
Debt Instrument Fixed Rate			4.53%
Class T Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares																		350,000,000	350,000,000			350,000,000
Estimated value per common share | $ / shares						15.08
Class T Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Selling price per share | $ / shares						$ 15.08
Class T Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock																		$ 11,100,000	$ 10,600,000
Number of common stock issued | shares																		1,000,000	1,000,000
Class T Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares										7,000,000			7,000,000
Gross proceeds from issuance of common stock										$ 73,000,000			$ 73,000,000
SSGT II Merger Agreement
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility		10		10														10
Number of states located for self storage facilities | State		7		7
Number of self storage units | StorageUnit				7,740														7,740
Net rentable area, primarily self storage space | ft²				853,900														853,900
Percentage of membership interest		50.00%		50.00%														50.00%
Number of unconsolidated real estate ventures | RealEstateVenture																		3
SSGT II Merger Agreement | Class A Common stock
Organization And Nature Of Operations [Line Items]
Number of shares exchanged in connection with merger | shares																		12,700,000
Issuance of common stock in connection with SST IV Merger (in shares) | shares																		11,500,000
SSGT II Merger Agreement | Canada
Organization And Nature Of Operations [Line Items]
Number of self storage units | RealEstateVenture		7,740
Number of unconsolidated real estate ventures | RealEstateVenture				3
Number of operating self storage facilities								3										1
Number of parcels of land being developed into self storage facilities								3										2
SST IV Merger Agreement
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility								24
Number of states located for self storage facilities | State								9
Number of self storage units | StorageUnit								18,000
Net rentable area, primarily self storage space | ft²								2,000,000
Percentage of membership interest								50.00%
Number of operating self storage facilities | Property																		2
SST IV Merger Agreement | SST IV Common Stock
Organization And Nature Of Operations [Line Items]
Number of shares exchanged in connection with merger | shares								10,600,000
SST IV Merger Agreement | Class A Common stock
Organization And Nature Of Operations [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares								23,100,000
SST IV Merger Agreement | Canada
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | ft²									24
Number of states located for self storage facilities | State								9	9
Number of unconsolidated real estate ventures | RealEstateVenture								6
Number of operating self storage facilities								3	3									5	5
Number of parcels of land being developed into self storage facilities					1			3	3									1
Managed REITS
Organization And Nature Of Operations [Line Items]
Number of properties owned by Managed REITs which is operated by the company | Property																		17	17
Number of self storage units | StorageUnit																		12,300	12,000
Net rentable area, primarily self storage space | ft²																		1,400,000	1,300,000
SmartStop Asset Management
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned																		15.00%	15.00%
SmartStop Asset Management | Investments in Majority-owned Subsidiaries
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned																		15.00%	15.00%
SmartCentres | SST IV Merger Agreement
Organization And Nature Of Operations [Line Items]
Percentage of membership interest																			50.00%

[1]	For additional information regarding this loan, see below.